Summary of material accounting policies - Trade and Other Payables (Details)	12 Months Ended
Jun. 30, 2025
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Disclosure of summary of significant accounting policies
Trade and other payables maturity period	30 days
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Disclosure of summary of significant accounting policies
Trade and other payables maturity period	60 days